UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21043
-----

Pioneer High Income Fund, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2020 to June 30, 2021

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Fund, Inc.

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 26, 2021

========================== Pioneer High Income Fund, Inc. ===========================

ABENGOA ABENEWCO 2 SA

Ticker:                      Security ID:  E00014AS4
Meeting Date: SEP 23, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice

--------------------------------------------------------------------------------

ABENGOA ABENEWCO 2 SA

Ticker:                      Security ID:  E00014AY1
Meeting Date: SEP 23, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice

--------------------------------------------------------------------------------

ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: NOV 16, 2020   Meeting Type: Special
Record Date:  NOV 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Information by the Board Re:    None      None         Shareholder
      Update of the Restructuring Plan of
      August 6, 2020
2     Reject the Board of Directors in        None      Against      Shareholder
      Connection to its Management Re:
      Restructuring Agreements Reached in
      August 2020 with Certain Creditors of
      the Company
3     Revoke Board's Remuneration Policy      None      Against      Shareholder
      Approved at the March 28, 2019 EGM
4     Dismiss Directors                       None      Against      Shareholder
5     Elect Directors                         None      Against      Shareholder
6     Instruct the New Board of Directors     None      Against      Shareholder
      that in its Condition as Management
      Body of Abengoa SA, to Carry Out
      Negotiations with Financial Entities,
      Bondholders, Creditors and Suppliers
      of the Abengoa Group to Become
      Shareholders of Abenewco 1 SAU
7     Instruct the New Board of Directors     None      Against      Shareholder
      that in its Condition as Management
      Body of Abengoa SA, to Prepare a New
      Business Plan of the Company
8     Instruct the New Board of Directors     None      Against      Shareholder
      that in its Condition as Management
      Body of Abengoa SA, to Sign License
      Agreements in Relation to the
      trademark Abengoa with its Subsidiary
      Abenewco 1 SAU
9     Authorize Board to Ratify and Execute   None      For          Shareholder
      Approved Resolutions

--------------------------------------------------------------------------------

ABENGOA SA

Ticker:       ABG            Security ID:  E0002V203
Meeting Date: DEC 21, 2020   Meeting Type: Special
Record Date:  DEC 14, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Fix Number of Directors at 3            For       For          Management
1.2   Elect Francisco Prada Gayoso as         For       Against      Management
      Director
1.2.2 Elect Margarida Aleida S. de la Riva    None      For          Shareholder
      Smith as Director
1.3   Elect Joaquin Garcia-Romanillos         For       Against      Management
      Valverde as Director
1.3.2 Elect Jordi Sarria Prats as Director    None      For          Shareholder
1.4   Elect Alejandro Sanchez-Pedreno         For       For          Management
      Kennaird as Director
1.4.2 Elect Juan Pablo Lopez-Bravo Velasco    None      Against      Shareholder
      as Director
2     Advisory Vote on Remuneration Report    For       Against      Management
3     Amend Remuneration Policy for 2018-2020 For       For          Management
4     Approve Remuneration Policy for         For       Against      Management
      2021-2023
5     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  MAR 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Patrice Douglas          For       For          Management
1b    Elect Director Christopher W. Hamm      For       For          Management
1c    Elect Director Randal T. Klein          For       For          Management
1d    Elect Director Evan S. Lederman         For       For          Management
1e    Elect Director David H. Proman          For       For          Management
1f    Elect Director Todd R. Snyder           For       For          Management
1g    Elect Director Martyn Willsher          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

--------------------------------------------------------------------------------

FRONTIER COMMUNICATIONS CORPORATION

Ticker:       FTRCQ          Security ID:  35906AAM0
Meeting Date: JUL 31, 2020   Meeting Type: Written Consent
Record Date:  JUN 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

--------------------------------------------------------------------------------

FTS INTERNATIONAL INC.

Ticker:       FTSI           Security ID:  30283WAB0
Meeting Date: OCT 21, 2020   Meeting Type: Written Consent
Record Date:  SEP 17, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Class 3 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
2     Class 4 Vote The Plan (For = Accept,    For       For          Management
      Against = Reject; Abstain Is Not A
      Valid Voting Option And Will Not Count)
3     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

--------------------------------------------------------------------------------

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 20, 2021   Meeting Type: Annual
Record Date:  MAR 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mei-Wei Cheng            For       For          Management
1b    Elect Director Jonathan F. Foster       For       For          Management
1c    Elect Director Bradley M. Halverson     For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Roger A. Krone           For       For          Management
1f    Elect Director Patricia L. Lewis        For       For          Management
1g    Elect Director Kathleen A. Ligocki      For       For          Management
1h    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1i    Elect Director Raymond E. Scott         For       For          Management
1j    Elect Director Gregory C. Smith         For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

--------------------------------------------------------------------------------

STONEWAY CAPITAL CORPORATION

Ticker:                      Security ID:  86188PAA5
Meeting Date: DEC 28, 2020   Meeting Type: Special
Record Date:  OCT 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Noteholder Resolution: Approve Secured  For       For          Management
      Noteholders' Arrangement Resolution

--------------------------------------------------------------------------------

WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387AH5
Meeting Date: JUL 30, 2020   Meeting Type: Written Consent
Record Date:  JUN 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

--------------------------------------------------------------------------------

WHITING PETROLEUM CORPORATION

Ticker:       WLL            Security ID:  966387BG6
Meeting Date: JUL 30, 2020   Meeting Type: Written Consent
Record Date:  JUN 23, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         For       For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      For       For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

========== END NPX REPORT